RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In February 2013, the Financial Accounting Standards Board ("FASB") issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, including debt arrangements, other contractual obligations and settled litigation and judicial rulings. The guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendment did not have a material impact on our consolidated financial statements.

In February 2013, further guidance was provided relating to the reporting of the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income. Under the updated guidance, the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income shall be shown, in one location, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. The amendment resulted in additional disclosures in our consolidated and combined carve-out statement of comprehensive income.

In July 2013, the FASB issued guidance for the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists to provide guidance on the presentation of unrecognized tax benefits. The guidance requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendment did not have a material impact on our consolidated financial statements.

In July 2013, the FASB amended ASC Topic 815 permitting the Fed Funds Effective Swap Rate to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to U.S. Treasury interest rates and the London Interbank Offered Rate. The amendments also remove the restriction on using different benchmark rates for similar hedges. The amendments shall be applied prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. We did not enter into any qualifying new or redesignated hedging relationships after July 17, 2013 up to the date of these consolidated financial statements and the adoption of this guidance did not have a material effect in our consolidated financial statements.

Accounting pronouncements to be adopted

In January 2014, the FASB issued guidance for derivatives and hedging, accounting for certain receive-variable, pay-fixed interest rate swaps - simplified hedge accounting approach. The guidance permits companies to recognize swaps at their settlement value rather than their fair value and to complete formal hedge documentation by the date on which the company’s annual financial statements are available to be issued. Companies can adopt the guidance using a modified retrospective approach or a full retrospective approach. The guidance is effective for annual periods beginning after 15 December 2014 and interim periods within annual periods beginning after 15 December 2015. Early adoption is permitted for any annual or interim period for which the entity’s financial statements have not yet been made available for issuance. Entities may elect the simplified hedge accounting approach for qualifying swaps existing at the date of adoption and new swaps. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In April 2014, the FASB issued guidance that amends the definition of a discontinued operation and requires entities to provide additional disclosures about disposal transactions. The revised guidance will change how entities identify and disclose information about disposal transactions. The guidance is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014, with early adoption permitted. Under the revised standard, a discontinued operation is defined as, (i) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale that represents a strategic shift that has or will have a major effect on an entity’s operations and financial results or (ii) an acquired business or nonprofit activity (the entity to be sold) that is classified as held for sale on the date of the acquisition. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In May 2014, the FASB issued guidance that will supersede virtually all of the existing revenue recognition guidance. The standard is intended to increase comparability across industries and jurisdictions. The single, global revenue recognition model applies to most contracts with customers. Leases, insurance contracts, financial instruments, guarantees and certain non-monetary transactions are excluded from the scope of the guidance. Revenue will be recognized in a manner that depicts the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled, subject to certain limitations. The guidance is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is prohibited for companies applying US GAAP. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In August 2014, the FASB issued guidance for presentation of financial statement - going concern. The amendments in this update provide guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or available to be issued and to provide related footnote disclosures. The amendments are effective for the annual period ending after December 15, 2016, and for annual periods and interim period thereafter. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.